CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (6,295)	$ (934)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	0	36
Common and preferred stock issued for license termination	1,944	0
(Gain) loss on change in fair value of derivative liability	3,846	(327)
Gain on conversion of debt	(334)	(125)
Amortization of debt discount	280	281
Finance cost	20	494
Increase in operating liabilities:
Accounts payable and accrued expenses	165	262
Cash used in operating activities	(374)	(313)
Cash flows from investing activities:
Cash provided by investing activities	0	0
Cash flows from financing activities:
Proceeds from convertible notes	750	0
Proceeds from sale of preferred stock	5	5
Cash provided by financing activities	755	5
Net increase (decrease) in cash and restricted cash	381	(308)
Cash and restricted cash, beginning of year	23	331
Cash and restricted cash, end of year	$ 404	$ 23